Income Taxes - Summary of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Detail) - CAD ($) $ in Millions		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Unrecognized tax losses and temporary differences		$ 2.7	$ 0.4
Origination and reversal of timing differences		(1.9)	16.3
Recovery arising from previously unrecognized tax assets		(0.2)	(1.6)
Change of tax rates		(0.1)	0.6
Revaluation due to US tax reform	$ 10.0		(12.6)
Disposition of a subsidiary			(29.5)
Total deferred income tax expense (recovery)		$ 0.5	$ (26.4)